Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (200,418)	$ (314,997)	$ (790,362)	$ (628,641)
Adjustment to reconcile net loss to net cash used in operations:
Amortization		50	200	200
Derivative convertible note				16,680
Change in fair market value of derivatives		(812)
Amortization of debt discount		52,988
Stock issued for services	79,025	152,834	378,113	1,357,141
Increase (decrease) in operating liabilities:
Accounts receivable		24,469	24,469	(24,469)
Accounts payable		27,000
Accrued expenses – related party	63,000		189,000	(865,846)
Accrued interest	1,817	4,858	16,690	12,357
Net Cash used in operating activities	(56,576)	(53,610)	(181,890)	(132,578)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder loans	5,000	9,500	96,880	47,700
Principal payments on shareholder loans	(5,000)	(13,000)	(85,500)	(60,200)
Proceeds from notes payable			60,000
Proceeds from convertible notes payable		63,000	96,000	66,000
Proceeds from the sale of stock	53,700		20,547	80,000
Net Cash provided by financing activities	53,700	59,500	187,927	133,500
Net increase in cash	(2,876)	5,890	6,037	922
Cash
Beginning of period	7,920	1,883	1,883	961
End of period	5,044	7,773	7,920	1,883
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Derivative convertible liability recorded		$ 231,303		116,654
Original discount recorded on the recognition of notes with Derivative liabilities			96,000
Extinguishment of derivative liability related to debt conversions			306,274
Debt/accrued interest converted into common stock			$ 144,481